RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Amounts due from related parties	$ (166)	$ (18)
Oniva International Services Corp. [Member]
Statement [Line Items]
Amounts due from related parties	94	95
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Amounts due from related parties	$ (260)	$ (113)